UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719
_________________

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)
_________________

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2011

Item 1. Schedule of Investments.

Victoria 1522 Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2011 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.5%
	BRAZIL – 10.7%
11,200	Cia de Bebidas das Americas - ADR	$377,776
20,600	Cia Vale do Rio Doce	588,440
32,500	Marcopolo S.A.	145,564
34,500	Petroleo Brasileiro S.A.	521,706
5,400	Tim Participacoes S.A. - ADR	265,734
		1,899,220

	CHILE – 2.5%
7,000	Sociedad Quimica y Minera de Chile S.A. - ADR	453,040

	CHINA – 15.8%
1,023,000	Agricultural Bank of China Ltd. - Class H	540,165
630,000	China Rare Earth Holdings Ltd.*	201,912
73,000	CNOOC Ltd.	171,942
351,900	GCL-Poly Energy Holdings Ltd.	183,242
99,400	Jiangxi Copper Co., Ltd. - Class H	332,360
295,500	Longfor Properties Co., Ltd.	456,091
266,000	Qingling Motors Co. - Class H	82,275
760,000	Sinopec Yizheng Chemical Fibre Co., Ltd. - Class H	269,722
283,800	Zhaojin Mining Industry Co., Ltd. - Class H	585,467
		2,823,176

	INDONESIA – 0.9%
649,500	PT Charoen Pokphand Indonesia	151,021

	MEXICO – 0.8%
57,600	Genomma Lab Internacional SAB de CV - Class B*	146,601

	MONGOLIA – 1.7%
241,500	Mongolian Mining Corp.*	299,243

	NETHERLANDS – 0.4%
2,100	Yandex NV - Class A*	74,571

	PHILIPPINES – 2.1%
173,400	DMCI Holdings, Inc.	170,941
380,900	Philex Mining Corp.	205,074
47,613	Philex Petroleum Corp.*	—
		376,015

Victoria 1522 Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2011 (Unaudited)

Number of Shares		Value

	POLAND – 4.5%
6,800	KGHM Polska Miedz S.A.*	$488,391
172,800	Synthos S.A.	322,082
		810,473

	RUSSIA – 15.2%
27,900	Federal Hydrogenerating Co. JSC - ADR	134,219
4,200	Lukoil OAO - ADR	267,750
12,700	Magnit OJSC - GDR*	399,103
6,600	MMC Norilsk Nickel - ADR*	172,945
30,800	Mobile Telesystems OJSC - ADR	585,816
75,600	Sberbank of Russia*	278,835
25,850	Surgutneftegaz - ADR*	255,982
13,600	Uralkali - GDR*	611,582
		2,706,232

	SOUTH AFRICA – 3.9%
4,500	AngloGold Ashanti Ltd.	189,828
34,100	Shoprite Holdings Ltd.	513,389
		703,217

	SOUTH KOREA – 12.2%
1,110	Hyundai Heavy Industries Co., Ltd.	463,268
4,980	Hyundai Motor Co.	1,110,209
770	Samsung Electronics Co., Ltd.	598,467
		2,171,944

	TAIWAN – 20.2%
14,600	Chunghwa Telecom Co., Ltd. - ADR	504,430
139,000	Formosa Chemicals & Fibre Corp.	518,711
652,000	Mega Financial Holding Co., Ltd.	571,186
204,629	Taiwan Semiconductor Manufacturing Co., Ltd.	515,718
310,700	TSRC Corp.	916,823
234,000	Yulon Motor Co., Ltd.	576,227
		3,603,095

	THAILAND – 0.6%
20,400	PTT Exploration & Production PCL	113,932

Victoria 1522 Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2011 (Unaudited)

Number of Shares		Value

	TURKEY – 1.9%
4,200	BIM Birlesik Magazalar AS	$136,481
3,400	Tupras Turkiye Petrol Rafine	83,503
38,367	Turkiye Is Bankasi AS - Class C	117,763
		337,747

	UNITED KINGDOM – 2.1%
18,900	Tullow Oil PLC	376,377

	TOTAL COMMON STOCKS (Cost $14,347,727)	17,045,904

Principal Amount		Value

	SHORT-TERM INVESTMENT – 4.0%
$717,411	UMB Money Market Fiduciary Fund, 0.01%	717,411

	SHORT-TERM INVESTMENT (Cost $717,411)	717,411

	TOTAL INVESTMENTS – 99.5% (Cost $15,065,138)	17,763,315
	Other Assets in Excess of Liabilities – 0.5%	81,617
	TOTAL NET ASSETS – 100.0%	$17,844,932

ADR – American Depository Receipt
GDR – Global Depository Receipt
PCL – Public Company Limited
PLC – Public Limited Company

* Non-income producing security.

See accompanying Notes to Schedule of Investments.

Victoria 1522 Fund
SUMMARY OF INVESTMENTS
As of June 30, 2011 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Motor Vehicles	9.9%
Semiconductors	6.2%
Chemicals: Agricultural	6.0%
Integrated Oil	5.9%
Other Metals/Minerals	5.6%
Precious Metals	5.5%
Regional Banks	5.2%
Chemicals: Specialty	5.1%
Food Retail	5.1%
Wireless Telecommunications	4.8%
Oil & Gas Production	3.7%
Trucks/Construction/Farm Machinery	3.4%
Steel	3.3%
Financial Conglomerates	3.2%
Chemicals: Major Diversified	2.9%
Major Telecommunications	2.8%
Real Estate Development	2.6%
Beverages: Alcoholic	2.1%
Containers/Packaging	1.8%
Electric Utilities	1.8%
Coal	1.7%
Textiles	1.5%
Industrial Specialties	1.1%
Industrial Conglomerates	1.0%
Agricultural Commodities/Milling	0.8%
Pharmaceuticals: Other	0.8%
Discount Stores	0.8%
Oil Refining/Marketing	0.5%
Internet Software/Services	0.4%
Total Common Stocks	95.5%
Short-Term Investment	4.0%
Total Investments	99.5%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%

 See accompanying Notes to Schedule of Investments.

Victoria 1522 Fund
NOTES TO SCHEDULE OF INVESTMENTS – June 30, 2011
(Unaudited)

Note 1 – Organization
Victoria 1522 Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide long-term capital growth. The Fund commenced investment operations on October 1, 2008, with two classes of shares; Advisor Class and Institutional Class.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities. The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s net asset value per share (“NAV”) is calculated. The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day. If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar

Victoria 1522 Fund
NOTES TO SCHEDULE OF INVESTMENTS – June 30, 2011
(Unaudited) - Continued

equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes
At June 30, 2011, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$15,073,664

Gross unrealized appreciation	3,007,121
Gross unrealized depreciation	(311,578)
Net unrealized appreciation on investments and foreign currency translations	$2,695,543

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its

Victoria 1522 Fund
NOTES TO SCHEDULE OF INVESTMENTS – June 30, 2011
(Unaudited) - Continued

entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2* (Other Significant Observable Inputs)	Level 3** (Significant Unobservable Inputs)	Total
Investments, at Value:
Common Stocks:
Consumer Discretionary	$ -	$ 1,768,711	$ -	$ 1,768,711
Consumer Staples	377,776	1,199,994	-	1,577,770
Energy	789,456	1,001,736	-	1,791,192
Financials	-	1,964,041	-	1,964,041
Health Care	146,601	-	-	146,601
Industrials	145,564	634,209	-	779,773
Information Technology	74,571	1,297,426	-	1,371,997
Materials	1,041,480	5,114,140	-	6,155,620
Telecommunication Services	1,355,980	-	-	1,355,980
Utilities	-	134,219	-	134,219
Short-Term Investment	717,411	-	-	717,411
Total Investments, at value	$ 4,648,839	$ 13,114,476	$ -	$17,763,315

* In accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to a significant change in the value of U.S.-traded securities, as measured by the S&P 500 Index. In this circumstance, $13,114,476 of investment securities were classified as level 2 instead of level 1.

**The fund held one security in the materials sector as a level 3 as of June 30, 2011 which was valued at zero.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Victoria 1522 Fund, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	8/29/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	8/29/11

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	8/29/11

* Print the name and title of each signing officer under his or her signature.